Information About Non-controlling Interests - Summary of Financial Information on Subsidiaries (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	₩ 14,366,399	₩ 14,594,246
Non-current assets	27,636,359	28,197,401
Current liabilities	14,026,523	13,247,637
Non-current liabilities	10,008,674	11,001,436
Equity	17,967,561	18,542,575	₩ 18,412,696	₩ 16,567,161
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Current assets	434,876	425,661
Non-current assets	605,312	795,182
Current liabilities	242,754	353,839
Non-current liabilities	220,840	125,531
Equity	576,594	741,473
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Current assets	3,130,823	3,739,847
Non-current assets	2,830,224	2,613,031
Current liabilities	3,147,202	3,661,263
Non-current liabilities	1,049,521	1,061,169
Equity	1,764,324	1,630,446
KTIS Corporation [Member]
Disclosure of subsidiaries [line items]
Current assets	129,015	111,313
Non-current assets	340,917	336,296
Current liabilities	122,879	116,271
Non-current liabilities	138,947	127,248
Equity	208,106	204,090
KTCS Corporation [Member]
Disclosure of subsidiaries [line items]
Current assets	293,408	304,508
Non-current assets	141,659	130,391
Current liabilities	189,900	187,621
Non-current liabilities	42,229	47,228
Equity	202,938	200,050
Nasmedia, Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Current assets	427,146	411,774
Non-current assets	65,636	101,537
Current liabilities	244,498	251,207
Non-current liabilities	8,209	11,129
Equity	₩ 240,075	₩ 250,975